Contingent liabilities and legal proceedings - Contingent liabilities and UK pension schemes (Details) € in Millions	1 Months Ended
	Mar. 31, 2023 EUR (€)	Mar. 31, 2024 EUR (€) item
OXG Glasfaser GmbH | Altice Luxembourg S.A
Contingent liabilities and legal proceedings - Conti
Joint venture ownership interest	50.00%
Amount committed to contribute	€ 950
Performance and payment bonds1
Contingent liabilities and legal proceedings - Conti
The group's potential exposure	€ 1,307	€ 1,399
UK pension schemes
Contingent liabilities and legal proceedings - Conti
Notional value of security		117
UK pension schemes, Vodafone Section
Contingent liabilities and legal proceedings - Conti
Exposure from guarantee contracts		€ 1,460
Number of guarantees under pension scheme | item		2
UK pension schemes, CWW Section
Contingent liabilities and legal proceedings - Conti
Exposure from guarantee contracts		€ 1,460
THUS Plc Group Scheme
Contingent liabilities and legal proceedings - Conti
Exposure from guarantee contracts		€ 117